Subsequent events - Vodafone UK and Virgin Media deal (Details) - Vodafone UK and Virgin Media - Agreements to provide innovative new services customer in Millions	Nov. 06, 2019 customer
Disclosure of non-adjusting events after reporting period [line items]
Agreed period to bring innovative services	5 years
Minimum
Disclosure of non-adjusting events after reporting period [line items]
Number of Customers For Providing Innovative Services	3